FHLB Advances And Other Debt (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Amount available of FHLB			$ 81,409,000
Federal Reserve Bank Advances [Member]
Outstanding borrowings		$ 0	0
Debt instrument maximum borrowing capacity amount			81,508,000
Line Of Credit [Member] | Third-Party Bank [Member]
Line of credit, borrowing capacity				$ 10,000,000
Line of credit outstanding		0	5,000,000
Line Of Credit [Member] | Third-Party Bank [Member] | Term Loan [Member]
Principal payments			$ 125,000
Variable rate spread			0.75%
Line of credit, expiration date			Dec. 23, 2022
Line of credit outstanding		5,000,000	$ 4,500,000
Line Of Credit [Member] | Commercial Bank One [Member]
Unused line of credit			50,000,000
Line Of Credit [Member] | Commercial Bank Two [Member]
Unused line of credit			15,000,000
Line Of Credit [Member] | Commercial Bank One And Two [Member]
Line of credit outstanding		0	$ 0
FRB PPPLF Advances [Member]
PPPLF fixed rate			0.35%
Weighted average life			1 year 2 months 12 days
Outstanding borrowings			$ 107,413,000
Warehouse Facility One [Member] | Commercial Bank [Member]
Line of credit, borrowing capacity		25,000,000
Line of credit outstanding		7,517,000	0
Warehouse Facility Two [Member] | Commercial Bank [Member]
Line of credit, borrowing capacity	$ 75,000,000
Line of credit outstanding		$ 0	$ 70,013,000
Minimum [Member] | Warehouse Facility One [Member] | Commercial Bank [Member] | London Interbank Offered Rate [Member]
Variable rate spread		2.00%
Minimum [Member] | Warehouse Facility Two [Member] | Commercial Bank [Member] | London Interbank Offered Rate [Member]
Variable rate spread	1.75%
Maximum [Member] | Warehouse Facility One [Member] | Commercial Bank [Member] | London Interbank Offered Rate [Member]
Variable rate spread		4.00%
Maximum [Member] | Warehouse Facility Two [Member] | Commercial Bank [Member] | London Interbank Offered Rate [Member]
Variable rate spread	3.50%